NON-CONTROLLING INTERESTS (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Non-Controlling Interest 1 [Abstract]
Redeemable/exchangeable and special limited partnership units	$ 14,871	$ 13,795
FV LTIP units of the Operating Partnership	10	12
Interest of others in operating subsidiaries and properties:
Preferred shares held by Brookfield Corporation	2,959	2,809
Preferred equity of subsidiaries	2,769	2,758
Non-controlling interests in subsidiaries and properties	12,941	10,455
Total interests of others in operating subsidiaries and properties	18,669	16,022
Total non-controlling interests	$ 33,550	$ 29,829